Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2013
Basis of Presentation and General Information [Abstract]
Basis of Presentation and General Information

1.Basis of Presentation and General Information

Box Ships Inc. (“Box Ships”) was incorporated on May 19, 2010, under the laws of the Republic of the Marshall Islands, as a wholly owned subsidiary of Paragon Shipping Inc. (NASDAQ: PRGN) (“Paragon”). Box Ships has a fiscal year end of December 31, and was formed to own and employ containerships.

On April 19, 2011, Box Ships completed its initial public offering (“IPO”) of its common stock on the New York Stock Exchange (“NYSE”) and accepted delivery of its first two vessels on April 29, 2011. Its shares are listed under the symbol “TEU”.

As of December 31, 2013, Paragon and Mr. Michael Bodouroglou, the Company’s Chairman, President and Chief Executive Officer, beneficially owned approximately 13.6% and 12.2%, respectively, of the Company’s outstanding common stock and have the ability to exercise influence over the Company’s operations.

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and present the consolidated financial statements of Box Ships Inc. and its wholly-owned subsidiaries (collectively the “Company”) listed below. In the opinion of the management of the Company, all adjustments (consisting of normal recurring adjustments) necessary for a fair presentation of financial position, operating results and cash flows have been included in the accompanying consolidated financial statements.

Vessel owning subsidiaries:

Vessel Owning Company	Vessel Acquisition Date	Vessel’s Name	Built	TEU4
Polyaristi Navigation Co.1	April 29, 2011	Box Voyager	2010	3,426
Efploias Shipping Co. 1	April 29, 2011	Box Trader	2010	3,426
Tacita Oceanway Carrier Co. 1	May 19, 2011	CMA CGM Kingfish	2007	5,095
Alaqua Marine Ltd. 1	May 31, 2011	CMA CGM Marlin	2007	5,095
Aral Sea Shipping S.A. 1	May 19, 2011	Box Queen (formerly the Maersk Diadema)	2006	4,546
Amorita Development Inc.1	May 9, 2011	Maule	2010	6,589
Lawry Shipping Ltd2	August 3, 2011	MSC Emma	2004	5,060
Triton Shipping Limited3	June 25, 2012	OOCL Hong Kong	1995	5,344
Rosetta Navigation Corp. Limited3	July 5, 2012	OOCL China	1996	5,344

Non-vessel owning subsidiary - dormant:

Ardal International Co.2

1 Incorporated in Liberia.

2 Incorporated in Marshall Islands.

3 Incorporated in Hong Kong.

4 TEU: A 20-foot equivalent unit, the international standard measure for containers and containership capacity.

The Company is engaged in the transportation of containers worldwide through the ownership and operation of containership vessels. The Company outsources the technical and commercial management of its vessels to Allseas Marine S.A. ("Allseas"), a related party wholly owned by Mr. Michael Bodouroglou, the Company's Chairman, President and Chief Executive Officer.

The following charterers individually accounted for more than 10% of the Company’s time charter revenue for the years ended December 31, 2011, 2012 and 2013:

	% of time charter revenue
Charterer	2011	2012	2013
Compania Sud Americana De Vapores S.A.	47%	31%	19%
CMA CGM	26%	24%	22%
A.P. Moller - Maersk A/S	16%	15%	12%
Mediterranean Shipping Co. S.A.	11%	15%	14%
Orient Overseas Container Line Limited	-	14%	26%